Financial risk management - Summary of Translation Exposure Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CNY
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	$ 101,501	$ 99,591
Impact on loss before income taxes	76,256
USD
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	81,778	50,227
EUR
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes		29,097
Impact on loss before income taxes	$ 57,476	$ 35,141